Shareholders’ Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Shareholders’ Equity

14. Shareholders’ Equity

Ordinary shares

ZGCL Cayman was established under the laws of the Cayman Islands on March 20, 2023. The authorized and outstanding numbers of ordinary shares were 50,000,000 shares and 1 share, with a par value of $0.001 each, at the date of incorporation, respectively.

On April 12, 2023, 49,999 ordinary shares were allotted to the ZGCL Cayman’s shareholders at a par value of $0.001 each for a total consideration of $50. As of September 30, 2024, the total consideration of $50 was fully settled by netting against amounts due to related party.

Subsequently, on August 14, 2023, 9,950,000 ordinary shares were allotted to ZGCL Cayman’s shareholders at a par value of $0.001 each for a total consideration of $9,950. As of September 30, 2024, the total consideration of $9,950 was fully settled by netting against amounts due to related party.

The issuance of these shares is considered as a part of the reorganization of the Company, which was retroactively applied as if the transaction occurred at the beginning of the period presented.

Further, on September 15, 2023, 75,259 ordinary shares were allotted to ZGCL Cayman’s shareholders at a par value of $0.001 each for a total consideration of $466,138. Out of the total consideration of $466,138, $274,575 and $191,563 was settled by netting against amounts due to a related party as of September 30, 2023 and September 30, 2024, respectively.

On March 28, 2024, 8,580 ordinary shares were allotted to ZGCL Cayman’s shareholders at a par value of $0.001 each for a total consideration of $63,909. As of September 30, 2024, the total consideration of $63,909 was fully settled by netting against amounts due to related party.

The share allotments of 83,839 ordinary shares in total to ZGCL Cayman’s shareholders on September 15, 2023 and March 28, 2024 were treated prospectively and only recognized on the issuance dates by the Company.

On September 9, 2025, the Company completed its initial public offering on The Nasdaq Capital Market, issuing 1,500,000 ordinary shares at a price of $4.00 per share. The ordinary shares began trading on The Nasdaq Capital Market on the same date under the ticker symbol “ZGM”. On September 10, 2025, the Company closed its initial public offering and excluded the over-allotment option, received gross proceeds of $6,000,000 from the offering before deducting underwriting discounts, non-accountable expense allowance, and offering-related expenses.

On September 9, 2025, upon the completion of IPO of the Company, IPO costs capitalized as of September 30, 2024 amounted to $574,865, together with other IPO costs incurred during the year ended September 30, 2025, totaling $1,761,417, were offset against the gross proceeds of the IPO and recorded as a reduction of additional paid-in capital.

As of September 30, 2025, a total of 11,583,839 ordinary shares of par value $0.001 each were issued and outstanding.

Zenta Group Company Limited

Notes to Consolidated Financial Statements

For the Years Ended September 30, 2025 and 2024